Interest and Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 8,669	$ 5,008
Amortization of debt issuance costs	371	186
Other	48	11
Total	9,088	5,205
Interest and Finance Costs - Related Party [Abstract]
Amortization of debt issuance costs related party	12	0
Convertible notes amortization of debt discount	1,330	688
Total	3,352	1,612
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	840	0
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	$ 1,170	$ 924